SIGNIFICANT ACOUNTING POLICIES - Individual or consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 237,406,163	S/ 187,859,340	S/ 177,263,000
Liabilities	211,960,516	161,113,030	152,997,000
Equity	25,445,647	26,746,310		S/ 22,062,063
Net income (loss)	S/ 334,138	S/ 4,352,331	S/ 4,071,305
Credicorp Capital Colombia S.A. [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 1,630,701	S/ 1,896,733
Liabilities	1,438,236	1,757,850
Equity	192,465	138,883
Net income (loss)	S/ 45,454	S/ 23,101
Mibanco - Banco de la Microempresa de Colombia S.A.
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	83.07%	77.47%
Assets	S/ 1,207,875	S/ 1,045,912
Liabilities	992,611	888,092
Equity	215,264	157,820
Net income (loss)	S/ (50,742)	S/ (2,105)
Credicorp Holding Colombia S.A.S. And Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 3,229,783	S/ 3,400,683
Liabilities	2,606,724	2,692,520
Equity	623,059	708,163
Net income (loss)	S/ (60,398)	S/ 22,964
Credicorp Capital Holding Chile And Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 915,013	S/ 1,161,991
Liabilities	744,027	1,017,072
Equity	170,986	144,919
Net income (loss)	S/ (16,979)	S/ (5,222)
Credicorp Capital Holding Per S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 358,241	S/ 228,421
Liabilities	228,555	114,913
Equity	129,686	113,508
Net income (loss)	S/ 37,804	S/ 24,452